Employee Compensation	6 Months Ended
Apr. 30, 2026
Disclosure of Employee Compensation [Abstract]
Employee Compensation
Note 9: Employee Compensation
Stock Options
We did not grant any stock options during the three months ended April 30, 2026 or 2025. During the six months ended April 30, 2026, we granted a total of 764,400 stock options (716,633 stock options during the six months ended April 30, 2025) with a weighted-average fair value of $32.09 per option ($18.46 per option for the six months ended April 30, 2025).

To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the six months ended	April 30, 2026	April 30, 2025
Expected dividend yield	2.5% - 2.6%	3.6%
Expected share price volatility	18.5% - 18.6%	16.7%
Risk-free rate of return	3.0%	2.8%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	181.30	141.00
Changes to the input assumptions can result in different fair value estimates.
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension plans		Other employee future benefit plans
For the three months ended	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
Current service cost	$44	$45	$1	$1
Net interest (income) expense (1)	(14)	(14)	9	10
Impact of plan amendments	–	–	–	–
Administrative expenses	3	2	–	–
Benefits expense	33	33	10	11
Government pension plans expense (2)	113	113	–	–
Defined contribution expense	67	69	–	–
Total pension and other employee future benefit expenses
recognized in our Consolidated Statement of Income	$213	$215	$10	$11
(1) Net interest (income) expense is increased by $nil million for pension benefit plans and $1 million for other employee future benefit plans for the three months ended April 30, 2026 ($nil million for pension benefit plans and $3 million for other employee future benefit plans for the three months ended April 30, 2025) as a result of assets written down through other comprehensive income due to the asset ceiling.
(2) Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.